Submission	May 22, 2026
Submission [Line Items]
Central Index Key	0001705843
Registrant Name	Cibus, Inc.
Registration File Number	333-295954
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A